iShares
®
MSCI USA Value Factor ETF
Schedule of Investments
(unaudited)
April 30, 2023
(Percentages shown are based on Net Assets)
1
Schedule of Investments
Security Shares Value
a
Common Stocks
Aerospace & Defense  —  3 .2%
Huntington Ingalls Industries, Inc. .............. 43,235 $ 8,718,770
L3Harris Technologies, Inc. .................. 192,074 37,483,241
Raytheon Technologies Corp. ................ 1,494,264 149,276,974
Textron, Inc.
(a)
........................... 273,493 18,307,621
213,786,606
a
Air Freight & Logistics  —  1 .6%
FedEx Corp. ............................ 469,642 106,975,055
a
Automobile Components  —  0 .8%
BorgWarner, Inc. ......................... 700,019 33,691,915
Lear Corp. ............................. 140,794 17,973,762
51,665,677
a
Automobiles  —  4 .6%
Ford Motor Co. .......................... 12,677,982 150,614,426
General Motors Co. ....................... 4,975,850 164,402,084
315,016,510
a
Banks  —  4 .6%
Citigroup, Inc. ........................... 3,215,666 151,361,398
Citizens Financial Group, Inc. ................ 497,572 15,394,878
Fifth Third Bancorp ....................... 439,225 11,507,695
Regions Financial Corp. .................... 674,445 12,315,366
Wells Fargo & Co. ........................ 3,008,508 119,588,193
310,167,530
a
Beverages  —  0 .5%
Molson Coors Beverage Co. , Class B ........... 544,978 32,415,291
a
Biotechnology  —  4 .2%
AbbVie, Inc. ............................ 942,754 142,468,985
Biogen, Inc.
(a) (b)
.......................... 91,197 27,744,863
Gilead Sciences, Inc. ...................... 925,590 76,092,754
Moderna, Inc.
(a) (b)
......................... 281,655 37,429,133
283,735,735
a
Building Products  —  1 .0%
Fortune Brands Innovations, Inc. .............. 86,869 5,619,556
Johnson Controls International PLC ............ 621,123 37,168,000
Owens Corning .......................... 228,588 24,415,484
67,203,040
a
Capital Markets  —  2 .4%
Bank of New York Mellon Corp. (The) ........... 680,460 28,980,791
Franklin Resources, Inc. .................... 273,231 7,344,449
Goldman Sachs Group, Inc. (The) ............. 298,777 102,611,973
Invesco Ltd. ............................ 464,607 7,958,718
State Street Corp. ........................ 257,615 18,615,260
165,511,191
a
Chemicals  —  1 .4%
CF Industries Holdings, Inc. .................. 140,354 10,046,539
Dow, Inc. .............................. 542,022 29,485,997
Eastman Chemical Co. ..................... 82,384 6,942,500
LyondellBasell Industries NV , Class A ........... 309,104 29,244,329
Mosaic Co. (The) ......................... 417,840 17,904,444
Westlake Corp. .......................... 33,329 3,792,174
97,415,983
a
Communications Equipment  —  4 .2%
Cisco Systems, Inc. ....................... 5,521,107 260,872,306
F5, Inc.
(a) (b)
............................. 78,202 10,507,221
Security Shares Value
a
Communications Equipment (continued)
Juniper Networks, Inc. ..................... 531,798 $ 16,033,709
287,413,236
a
Consumer Finance  —  0 .9%
Ally Financial, Inc. ........................ 444,326 11,721,320
Capital One Financial Corp. .................. 505,308 49,166,468
60,887,788
a
Consumer Staples Distribution & Retail  —  1 .8%
Kroger Co. (The) ......................... 1,214,092 59,041,294
Walgreens Boots Alliance, Inc. ................ 1,715,982 60,488,365
119,529,659
a
Containers & Packaging  —  0 .3%
International Paper Co. ..................... 275,423 9,119,256
Westrock Co. ........................... 288,322 8,629,477
17,748,733
a
Distributors  —  0 .4%
LKQ Corp. ............................. 480,970 27,766,398
a
Diversified Telecommunication Services  —  5 .3%
AT&T, Inc. .............................. 18,565,801 328,057,704
Liberty Global PLC , Class A
(b)
................ 446,542 8,712,034
Liberty Global PLC , Class C , NVS
(a) (b)
........... 1,059,967 21,559,729
358,329,467
a
Electric Utilities  —  2 .2%
Constellation Energy Corp. .................. 638,675 49,433,445
Evergy, Inc. ............................. 243,086 15,098,071
NRG Energy, Inc. ......................... 330,353 11,288,162
PG&E Corp.
(a) (b)
.......................... 2,280,220 39,014,564
PPL Corp. ............................. 1,160,126 33,318,819
148,153,061
a
Electrical Equipment  —  0 .1%
Sensata Technologies Holding PLC ............ 191,520 8,321,544
a
Electronic Equipment, Instruments & Components  —  1 .7%
Arrow Electronics, Inc.
(a) (b)
................... 191,305 21,891,031
Corning, Inc. ............................ 1,401,265 46,550,024
TE Connectivity Ltd. ....................... 366,714 44,874,792
113,315,847
a
Entertainment  —  1 .1%
Warner Bros Discovery, Inc. , Series A
(a) (b)
......... 5,717,653 77,817,257
a
Financial Services  —  3 .6%
Equitable Holdings, Inc. .................... 430,284 11,183,081
Fidelity National Information Services, Inc. ........ 1,248,440 73,308,397
Fiserv, Inc.
(a) (b)
........................... 831,939 101,596,391
Global Payments, Inc. ..................... 507,578 57,209,116
243,296,985
a
Food Products  —  3 .2%
Archer-Daniels-Midland Co. .................. 767,407 59,919,139
Conagra Brands, Inc. ...................... 634,524 24,086,531
J M Smucker Co. (The) ..................... 161,446 24,928,877
Kraft Heinz Co. (The) ...................... 1,711,094 67,194,661
Tyson Foods, Inc. , Class A .................. 677,766 42,353,597
218,482,805
a
Gas Utilities  —  0 .2%
UGI Corp. .............................. 460,920 15,615,970
a

Schedule of Investments
(unaudited) (continued)
April 30, 2023
iShares
®
MSCI USA Value Factor ETF
(Percentages shown are based on Net Assets)
2
Security Shares Value
a
Ground Transportation  —  0 .4%
Knight-Swift Transportation Holdings, Inc. , Class A .. 348,335 $ 19,618,227
U-Haul Holding Co. , Series N , NVS
(a)
........... 169,172 9,152,205
28,770,432
a
Health Care Equipment & Supplies  —  0 .1%
Dentsply Sirona, Inc. ...................... 109,217 4,579,469
a
Health Care Providers & Services  —  4 .4%
Cardinal Health, Inc. ....................... 234,980 19,291,858
Centene Corp.
(b)
......................... 439,621 30,303,075
Cigna Group (The) ........................ 246,131 62,342,521
CVS Health Corp. ........................ 1,251,768 91,767,112
DaVita, Inc.
(a) (b)
.......................... 39,195 3,541,660
Elevance Health, Inc. ...................... 121,712 57,040,329
Laboratory Corp. of America Holdings ........... 64,105 14,533,245
Quest Diagnostics, Inc. ..................... 75,442 10,472,104
Universal Health Services, Inc. , Class B
(a)
........ 59,585 8,958,605
298,250,509
a
Household Durables  —  4 .7%
DR Horton, Inc. .......................... 888,697 97,596,705
Lennar Corp. , Class A ...................... 927,749 104,659,365
Mohawk Industries, Inc.
(a) (b)
.................. 179,945 19,056,176
Newell Brands, Inc. ....................... 889,562 10,808,178
PulteGroup, Inc. ......................... 919,887 61,770,412
Whirlpool Corp. .......................... 168,155 23,472,756
317,363,592
a
Insurance  —  2 .2%
American International Group, Inc. ............. 820,830 43,536,823
Everest Re Group Ltd. ..................... 33,649 12,719,322
Fidelity National Financial, Inc. ................ 199,050 7,064,285
Hartford Financial Services Group, Inc. (The) ...... 210,028 14,909,888
Loews Corp. ............................ 204,839 11,792,581
MetLife, Inc. ............................ 549,574 33,705,373
Prudential Financial, Inc. .................... 313,595 27,282,765
151,011,037
a
IT Services  —  3 .1%
Cognizant Technology Solutions Corp. , Class A ..... 697,404 41,641,993
International Business Machines Corp. .......... 1,317,099 166,494,484
208,136,477
a
Machinery  —  2 .0%
Cummins, Inc. ........................... 161,308 37,913,832
PACCAR, Inc. ........................... 636,566 47,545,115
Snap-on, Inc. ........................... 66,231 17,180,984
Stanley Black & Decker, Inc. ................. 176,799 15,264,826
Westinghouse Air Brake Technologies Corp. ....... 212,208 20,726,355
138,631,112
a
Media  —  1 .0%
DISH Network Corp. , Class A
(a) (b)
.............. 630,080 4,731,901
Fox Corp. , Class A , NVS .................... 559,819 18,619,580
Fox Corp. , Class B ........................ 277,323 8,469,444
Paramount Global , Class B , NVS .............. 1,434,013 33,455,523
65,276,448
a
Metals & Mining  —  1 .1%
Alcoa Corp. ............................. 120,356 4,470,022
Cleveland-Cliffs, Inc.
(a) (b)
.................... 682,277 10,493,420
Nucor Corp. ............................ 269,547 39,941,475
Steel Dynamics, Inc. ....................... 191,700 19,927,215
74,832,132
a
Security Shares Value
a
Mortgage Real Estate Investment Trusts (REITs)  —  0 .2%
Annaly Capital Management, Inc. .............. 653,732 $ 13,061,565
a
Multi-Utilities  —  0 .5%
Consolidated Edison, Inc. ................... 319,206 31,432,215
a
Oil, Gas & Consumable Fuels  —  4 .7%
APA Corp. ............................. 614,122 22,630,396
Chesapeake Energy Corp. .................. 137,034 11,329,971
Coterra Energy, Inc. ....................... 1,084,353 27,759,437
Diamondback Energy, Inc. ................... 390,807 55,572,755
EOG Resources, Inc. ...................... 1,115,595 133,280,135
EQT Corp. ............................. 408,153 14,220,050
Marathon Oil Corp. ........................ 1,422,322 34,363,300
Ovintiv, Inc. ............................. 474,686 17,126,671
316,282,715
a
Passenger Airlines  —  0 .1%
Delta Air Lines, Inc.
(a) (b)
..................... 131,532 4,512,863
Southwest Airlines Co. ..................... 175,263 5,308,716
9,821,579
a
Pharmaceuticals  —  4 .9%
Bristol-Myers Squibb Co. .................... 1,703,126 113,717,723
Elanco Animal Health, Inc.
(b)
.................. 269,023 2,547,648
Jazz Pharmaceuticals PLC
(b)
................. 51,010 7,165,374
Pfizer, Inc. ............................. 4,881,664 189,847,913
Viatris, Inc. ............................. 1,913,851 17,856,230
331,134,888
a
Professional Services  —  0 .5%
Clarivate PLC
(a) (b)
......................... 505,102 4,475,204
Leidos Holdings, Inc. ...................... 123,116 11,481,798
SS&C Technologies Holdings, Inc. ............. 360,804 21,121,466
37,078,468
a
Real Estate Management & Development  —  1 .0%
CBRE Group, Inc. , Class A
(a) (b)
................ 861,204 66,019,899
a
Retail REITs  —  0 .9%
Simon Property Group, Inc. .................. 527,972 59,829,787
a
Semiconductors & Semiconductor Equipment  —  11 .8%
Applied Materials, Inc. ..................... 963,359 108,888,468
Intel Corp. ............................. 10,644,935 330,631,681
Micron Technology, Inc. ..................... 3,409,877 219,459,684
NXP Semiconductors NV ................... 303,478 49,691,488
ON Semiconductor Corp.
(b)
.................. 553,730 39,846,411
Qorvo, Inc.
(a) (b)
........................... 200,185 18,433,035
Skyworks Solutions, Inc. .................... 283,764 30,050,607
797,001,374
a
Software  —  0 .1%
Aspen Technology, Inc.
(a) (b)
................... 33,695 5,964,015
a
Specialized REITs  —  0 .9%
Weyerhaeuser Co. ........................ 2,089,048 62,483,426
a
Specialty Retail  —  0 .5%
Best Buy Co., Inc. ........................ 450,990 33,607,775
a
Technology Hardware, Storage & Peripherals  —  3 .4%
Dell Technologies, Inc. , Class C ............... 641,269 27,888,789
Hewlett Packard Enterprise Co. ............... 4,221,570 60,452,882
HP, Inc. ............................... 2,495,703 74,147,336
NetApp, Inc. ............................ 275,013 17,295,568
Seagate Technology Holdings PLC ............. 319,608 18,783,362

iShares
®
MSCI USA Value Factor ETF
Schedule of Investments
(unaudited) (continued)
April 30, 2023
(Percentages shown are based on Net Assets)
3
Schedule of Investments
Derivative Financial Instruments Outstanding as of Period End
Security Shares Value
a
Technology Hardware, Storage & Peripherals (continued)
Western Digital Corp.
(b)
..................... 907,864 $ 31,266,836
229,834,773
a
Tobacco  —  1 .4%
Altria Group, Inc. ......................... 2,062,898 98,008,284
a
Trading Companies & Distributors  —  0 .6%
United Rentals, Inc. ....................... 109,244 39,449,101
a
Total Long-Term Investments — 99.8%
(Cost: $ 7,908,772,495 ) ............................... 6,758,432,440
a
Short-Term Securities
Money Market Funds  —  0 .6%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 5.02%
(c) (d) (e)
...................... 38,179,290 38,190,744
BlackRock Cash Funds: Treasury, SL Agency Shares ,
4.75%
(c) (d)
............................ 5,650,371 5,650,371
a
Total Short-Term Securities — 0.6%
(Cost: $ 43,835,459 ) ................................. 43,841,115
Total Investments — 100.4%
(Cost: $ 7,952,607,954 ) ............................... 6,802,273,555
Liabilities in Excess of Other Assets — ( 0 .4 ) % ............... (29,109,155)
Net Assets — 100.0% ................................. $ 6,773,164,400
(a)
All or a portion of this security is on loan.
(b)
Non-income producing security.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended April 30, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
07/31/22
Purchases
at Cost
Proceeds
from Sale
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
04/30/23
  Shares Held
at 04/30/23 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock
Cash Funds:
Institutional, SL
Agency Shares . $ 147,212,646  $ —  $ (109,010,195)
(a)
$ 12,026  $ (23,733) $ 38,190,744  38,179,290  $ 142,193
(b)
$ —
BlackRock Cash
Funds: Treasury,
SL Agency Shares 15,516,861  —  (9,866,490)
(a)
—  —  5,650,371  5,650,371  329,876  11
$ 12,026  $ (23,733)
$ 43,841,115
$ 472,069  $ 11
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini Russell 2000 Index ................................................................ 63 06/16/23 $ 5,591 $ 60,036
E-Mini S&P 500 Index ................................................................... 41 06/16/23 8,586 537,162
$ 597,198

Schedule of Investments
(unaudited) (continued)
April 30, 2023
iShares
®
MSCI USA Value Factor ETF
4
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation
Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 6,758,432,440 $ — $ — $ 6,758,432,440
Short-Term Securities
Money Market Funds ...................................... 43,841,115 — — 43,841,115
$ 6,802,273,555 $ — $ — $ 6,802,273,555
Derivative Financial Instruments
(a)
Assets
Equity Contracts ........................................... $ 597,198 $ — $ — $ 597,198
a
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
NVS Non-Voting Shares